Management of Financial Risk (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Apr. 21, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 4,304		$ 8,079	$ 354	$ 675
Marketable securities	787		955
Receivables and prepaids	100		142
Accounts payable and accrued liabilities	158		101
Flow through premium liability	54	$ 77
Canadian Dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	4,118		7,984
Marketable securities	787		955
Receivables and prepaids	100		24
Accounts payable and accrued liabilities	(104)		(101)
Flow through premium liability	(54)
Net financial assets (liabilities), December 31	$ 4,847		$ 8,862